Intangible Assets - Schedule of Breakdown and Composition of Intangible Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Breakdown and Composition of Intangible Assets [Line Items]
Intangible assets, beginning balance	R$ 5,172	R$ 5,000		R$ 1,868
Additions	42	222		3,157
Amortizations	(31)	(50)		(25)
Write-off		(1)
Transfers		1
Intangible assets, ending balance	5,183	5,172		5,000
Historical cost	5,622	5,582		5,360
Accumulated amortization	(439)	(410)		(360)
Goodwill [member]
Schedule of Breakdown and Composition of Intangible Assets [Line Items]
Intangible assets, beginning balance	618	618		618
Additions
Amortizations
Write-off
Transfers
Intangible assets, ending balance	618	618		618
Historical cost	871	871		871
Accumulated amortization	(253)	(253)		(253)
Software [Member]
Schedule of Breakdown and Composition of Intangible Assets [Line Items]
Intangible assets, beginning balance	63	76		75
Additions	42	30		18
Amortizations	(23)	(43)		(17)
Write-off		(1)
Transfers		1
Intangible assets, ending balance	82	63		76
Historical cost	221	181		151
Accumulated amortization	(139)	(118)		(75)
Commercial Rights [Member]
Schedule of Breakdown and Composition of Intangible Assets [Line Items]
Intangible assets, beginning balance	4,452	4,267	[1]	1,136	[1]
Additions		192		3,139	[1]
Amortizations	(8)	(7)		(8)	[1]
Write-off
Transfers
Intangible assets, ending balance	4,444	4,452		4,267	[1]
Historical cost	4,491	4,491		4,299	[1]
Accumulated amortization	(47)	(39)		(32)	[1]
Trade Name [Member]
Schedule of Breakdown and Composition of Intangible Assets [Line Items]
Intangible assets, beginning balance	39	39		39
Additions
Amortizations
Write-off
Transfers
Intangible assets, ending balance	39	39		39
Historical cost	39	39		39
Accumulated amortization

[1]	In the year ended December 31, 2022, includes commercial rights related to 46 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$3,130 and in the year ended December 31, 2021, includes commercial rights related to 20 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$798